Equity (Schedule of Composition of Share Capital) (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Ordinary shares of NIS 10.00 par value, Authorized	17,000,000	17,000,000	17,000,000
Ordinary shares of NIS 10.00 par value, Outstanding	13,110,631	12,849,295	12,652,094